Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2022
Interest And Finance Costs Net
Interest and Finance Costs, net (Table)

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Interest expense	10,953	9,970	20,783	20,251
Less: Interest capitalized	(270)	(183)	(498)	(354)
Interest expense, net	10,683	9,787	20,285	19,897
Bunkers swap, put and call options cash settlements	—	17	(9,912)	464
Amortization of loan fees	756	871	1,992	1,822
Bank charges	81	64	85	99
Discount of long-term receivables, net	33	482	414	528
Change in fair value of non-hedging financial instruments	(561)	(3,696)	1,428	(8,242)
Net total	10,992	7,525	14,292	14,568